STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Operating income loss	$ (3,103,346)	$ (3,870,421)	$ (1,930,958)
Subsidiaries [Member]
Operating income loss